FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/08

Date of reporting period:                            03/31/08






































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Item 1. Schedule of Investments. Mar. 31, 2008 - Valley Forge Fund - (Unaudited)

COMMON STOCKS:                      43.6%       Shares       Cost         Value

 Basic Materials                     0.6%
  Coeur D'Alene Mines Corporation *             13,000      221,935       52,520
                                                          _________    _________
                                                         $  221,935   $   52.520
 Communications                      5.1%
  ADC Telecommunications *                      12,000      190,022      144,960
  AT&T Corp.                                     7,794      236.687      298,510
                                                          _________    _________
                                                         $  426,709   $  443,470
 Consumer Orientated                17.3%
  Kimberly-Clark Corp.                           5,000      295,455      322,750
  Pep Boys - Manny, Moe & Jack                  20,000      542,915      199,200
  Supervalu Inc.                                15,000      162,719      449,700
  Target Corporation                             5,000      299,605      253,400
  Time Warner Inc.                              20,000      332,670      280,400
                                                          _________    _________
                                                         $1,633,364   $1,505,450
 Financial                           5.4%
  Federal Argic Mtg Corp. Class C Non Voting    17,900      410,558      467,190
                                                          _________    _________
                                                         $  410,558   $  467,190
 Industrials                        10.7%
  General Electric Company                      15,000      606,320      555,150
  Granger (W. W.) Inc.                           5,000      273,605      381,950
                                                         __________   __________
                                                         $  879,925   $  937,100
 Manufacturing                       4.5%

  Caterpillar Inc.                               5,000      395,205      391,450
                                                         __________   __________
                                                         $  395,205   $  391,450
                                                         __________   __________
    Total Common Stocks                                  $3,967,696   $3,797,180
                                                         __________   __________

SHORT TERM INVESTMENT:              56.0%
  Commerce Bank Savings Account, 4.8% (**)                4,880,000    4,880,000
                                                         __________   __________
    Total Short-term Investment                          $4,880,000   $4,880,000
                                                         __________   __________

TOTAL INVESTMENTS                                        $8,847,696   $8,677,180
                                    99.6%                             __________

OTHER ASSETS LESS LIABILITITS - NET  0.4%                                 33,730
                                                                      __________
NET ASSETS                         100.0%                             $8,710,910
                                                                      ==========
  * Non-income producing during the year
 ** Only $100,000 of this is insured by the Federal Government. Fund Management believes that risk of loss is small but, nevertheless, should be disclosed.







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Security Valuation: Securities are valued at the last reported sales price or, in the case of securities where there is no reported sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.


Item 2. Controls and Procedures.

Policy - The Valley Forge Fund "(VFF") had hired an Independent Accountant and legal support in its ongoing effort to comply with revalent regulatory requirements, provide information about the Firm's business activities, policies and identify any actual and/or Potential Conflicts of Interest ("PCOI") among other things. All changes recommended have been incorporated and have become integrated into daily operations.

Background - The Security and Exchange Commission ("SEC") has adopted Rule 38a-1 under the Investment Company Act of 1940 that requires SEC registered mutual funds such as the VFF to:
1. Establish written Compliance Policies and Procedures designed to prevent violations of applical laws by he Fund or any of its supervised personnel.
2. Achive approval by a majority of the Fund's Board of Independent Directors along with all supervisory personnel of these Fund Policies and Procedures. In addition, these Policies and Procedures are reviewed at least annually for updating and revision as may be required.
3 Designate a Chief Compliance Officer ("CCO") who must, among other things, provide a written report to the Board that addresses the operation of the Policies and Procedures of the Fund and its supervisory personnel. The Report will contain any material changes to the Policies and Procedures and a description of any material compliance matter that has occurred since the last report.

Responsibility - Bernard Klawans, who is the President of VFF, has been appointed CCO for the Fund and also acts in that capacity for the Investment Adviser and Transfer Agent. He, therefore, is responsible for maintaining and adminstering the Fund's adapted (and approved by the Board) thiry written Policies and Procedures.

The Securities and Exchange Commission Philadelphia Office has completed its latest routine on-site examination of the Fund's operations as of April 30, 2007. They independently calculated the total return of the VFF for the years ending 2004 and 2005 and then compared these results with the total returns reflected in VFF's Prospectus and found no material differences. However, the SEC Staff found numerous PCOI that could be considered to be not in the best nterest of VFF Shareholders. Every one of these PCOI has been examined in depth by Mr. Klawans and the Valley Forge Board of Directors. Resolutions including eliminations and/or changed operations that have been acted upon and reported in the Fund's reply letter to the SEC Examination include, but were not limited to:
a. Fund personnel will no longer loan the Fund money for short periods with no interest charges to meet short term Fund cash needs because of large shareholder redemptions.
b. Fund personnel that control Fund bank accounts will no longer have personal accounts in the same bank.
c.The Fund's written Policies and Procedures were inadequate. Thirty Policies and Procedures have now been either created or amended to reflect the current believed to be correct proper Fund operations.
d. All future documents filled with the SEC will be modified to meet specified standards.
e. Daily pricing shets hae beem modified to allow easy confirmation of Fund cash

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positions compared to the Fund's written journals.
f. Two signatures are now required on all checks issued by the Fund that are over $5,000. All checks must be signed by Mr. Klawans. Persons authorized to provide the second signature include Sandra Texter (the Fund Secretary) and Ellen Klawans that holds no position in the Fund.
g. Fund bank statements are now being opened and balanced by individuals. Mr. Klawans then checks the results and makes them part of the Fund's financial records.
h.In addition to the informaton such as that above given in the Fund's reply letter to the SEC's in-house examination, the Fund's financial statements for the years 2004, 2005 and 2006 have been restated and filed on the internet via Edgar to grant the public access to the enacted changes.
i. Mr. Klawans is 87 years old and, at the suggestion of the Securities and Exchange Commossion, has decided to reduce his personal work load. To accomplish this, he plans to turn over most operations of the Fund to others and remain primarily in a role in portfolio management by the end of 2008. This gradual change is not expected to impact Fund operation and performance.

Item 3. Audit Committee Financial Expert.

The current principal executive officer Bernard Klawans has prepared all financial documents ever issued by the Fund. These documents include thirty six annual audits along with absolutely no material shareholder complaints or challenges.

It is believed that the 36 years of Mr. Klawans' financial management experience along with the small size of the Fund (about 9 million in assets) is sufficient rational to preclude the need for an Audit Committee or an Audit Financial Expert to monitor future Fund finances until or unless the Fund's assets exceed 15 million in total assets.


Item 5. Certifications.

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that operation for 36 years and the continuing history of certified audits made it unnecessary to have more certifying officers. I,therefore, am responsible for establishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:
   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to me by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-

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   vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                 04/20/2008

                                                  /s/ Bernard B. Klawans
                                                      Bernard B. Klawans
                                                      Fund Certifying Officer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         Valley Forge Fund, Inc.

Date                                                      04/20/08

By (Signature and Title)                              /s/ Sandra K. Texter
                                                          Sandra K. Texter
                                                          Secretary

By (Signature and Title)                              /s/ Bernard B. Klawans
                                                          Bernard B. Klawans
                                                          President













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